DERIVATIVE FINANCIAL INSTRUMENTS - Notional values (Details) kr in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / kr T	Dec. 31, 2020 USD ($) $ / kr T	Dec. 31, 2021 DKK (kr) T	Dec. 31, 2020 DKK (kr) T	Dec. 31, 2019 DKK (kr)
Disclosure of detailed information about financial instruments [line items]
Notional value	$ 45,000,000
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Average hedge USD/DKK | $ / kr	6.3	6.4
Average interest rate (as a percent)	1.38%	2.11%	1.38%	2.11%
Average price of the hedging instrument	642.4	326.9
Forward exchange contracts (USD/DKK)
Disclosure of detailed information about financial instruments [line items]
Notional value | kr				kr 231.5
Forward exchange contracts (USD/DKK) | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional value | kr			kr 274.0	231.5	kr 222.5
Forward exchange contracts (USD/DKK) | Due within one year
Disclosure of detailed information about financial instruments [line items]
Notional value | kr				kr 231.5
Forward exchange contracts (USD/DKK) | Due within one year | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional value | kr			kr 274.0
Interest rate swaps | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	$ 768,700,000	$ 757,500,000
Interest rate swaps | Due within one year | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	130,900,000	318,000,000.0
Interest rate swaps | Due within one and two years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	136,900,000	84,000,000.0
Interest rate swaps | After two years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional value	$ 500,900,000	$ 355,500,000
Bunker swaps | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Bunker swaps (weight in MT) | T	9,920	19,783	9,920	19,783
Bunker swaps | Due within one year | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Bunker swaps (weight in MT) | T	9,920	19,783	9,920	19,783